Employee benefit plans - Plan investment policy and strategy in the U.S. and Defined contribution plans (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) item	Dec. 31, 2017 EUR (€) item	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Employee benefit plans
Preferred investment mix, long-term growth and income (as a percent)	98.00%	98.00%
Preferred investment mix, cash and cash equivalents (as a percent)	2.00%	2.00%
Target investment allocation for equity (as a percent)	30.00%	30.00%
Target investment allocation for long-term U.S. corporate bonds (as a percent)	70.00%	70.00%
Minimum time horizon for invested funds	5 years	5 years
Defined contribution plans
Maximum annual contributions as a percentage of gross pay (as a percent)	75.00%	75.00%
Maximum annual contributions | $	$ 18
Minimum age in which individual qualified for greater contribution amount | item	50	50
Maximum annual contributions if over age 50 | $	$ 24
Percentage employer will match	50.00%	50.00%
Percentage of employees' gross pay for which employer will match	3.00%	3.00%
Defined contribution expense | €		€ 48,746	€ 43,778	€ 41,701
Defined contribution expense to state plans | €		€ 24,329	€ 20,938	€ 19,751